FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

9.

FAIR VALUE MEASUREMENTS

Recurring Basis

We currently measure and report at fair value the liability for warrant derivative instruments. The fair value liabilities for price adjustable warrants have been recorded as determined utilizing the BSM option pricing model and Monte Carlo simulations. See Note 8. The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2013:

		Quoted Prices	Significant
	Balance at	in Active	Other	Significant
	September 30,	Markets for	Observable	Unobservable
	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Fair value of liability for warrant derivative instruments	$4,308	$-	$-	$4,308

The following is a roll forward for the nine months ended September 30, 2013 of the fair value liability of price adjustable warrant derivative instruments:

Fair Value of
Liability for
Warrant
Derivative
Instruments

Balance at December 31, 2012	$197,009
Fair value of warrants exercised or expired	(102,807)
Change in fair value included in statement of operations	(89,894)
Balance at September 30, 2013	$4,308

Non-Recurring Basis

As a result of the deconsolidation of FNES in May 2013, the Company recorded the fair value of its retained interest in EES at its fair value, totaling approximately $19.5 million.  The fair value of the retained interest in EES was implied by the $6 million cash consideration received for a 12% interest.  The Company determined that the rights attributable to the retained interest are sufficiently similar to the sold interest to imply a fair value of the retained interest without the need for discounts or premiums related to control or marketability.  Therefore, it was implied that the fair value of FNES, on a non-controlling, non-marketable basis, was $50,000,000 ($6,000,000 divided by 12%).  At September 30, 2013, the Company's retained interest equaled 30.59232%, a fair value of $15,296,160.

12.

FAIR VALUE MEASUREMENTS

We currently measure and report at fair value the liability for warrant derivative instruments. The fair value liabilities for price adjustable warrants have been recorded as determined utilizing the BSM option pricing model and Monte Carlo simulations. See Note 11. The following tables summarize our financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Balance at December 31, 2012	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Fair value of liability for warrant derivative instruments	$197,009	$-	$-	$197,009

	Balance at December 31, 2011	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Fair value of liability for warrant derivative instruments	$347,235	$-	$-	$347,235

The following is a roll forward through December 31, 2012 of the fair value liability of warrant derivative instruments and embedded conversion option derivative instruments:

		Fair Value of
		Liability for
	Fair Value of	Embedded
	Liability for	Conversion
	Warrant	Option
	Derivative	Derivative
	Instruments	Instruments
Balance at December 31, 2009	$6,315,631	$1,084,908
Fair value of warrants exercised or embedded conversion options converted	(14,571,170)	(5,100,128)
Impact on fair value of warrant modifications	93,735	-
Change in fair value included in other (income) loss	8,772,446	4,015,220
Balance at December 31, 2010	610,642	$-
Fair value of warrants exercised	(110,519)
Change in fair value included in other (income) loss	(152,888)
Balance at December 31, 2011	347,235
Fair value of warrants exercised	(108,852)
Change in fair value included in other (income) loss	(41,374)
Balance at December 31, 2012	$197,009